Fair Value Measurements - Summary of Level, within Fair Value Hierarchy, Investments of Plan Reported at Fair Value Held by Plan Trust (Details) - EBP 003 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value held by Plan Trust	$ 1,444,733	$ 1,298,961
Level 1 Inputs
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value held by Plan Trust	168,078	214,755
Level 1 Inputs | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value held by Plan Trust	162,289	209,480
Level 1 Inputs | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value held by Plan Trust	5,789	5,275
Level 2 Inputs
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value held by Plan Trust	1,276,655	1,084,206
Level 2 Inputs | Berkshire Hathaway Class B stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value held by Plan Trust	100,972	99,595
Level 2 Inputs | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value held by Plan Trust	1,175,683	984,611
Level 1 and Level 2 Inputs
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value held by Plan Trust	1,444,733	1,298,961
Level 1 and Level 2 Inputs | Berkshire Hathaway Class B stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value held by Plan Trust	100,972	99,595
Level 1 and Level 2 Inputs | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value held by Plan Trust	162,289	209,480
Level 1 and Level 2 Inputs | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value held by Plan Trust	5,789	5,275
Level 1 and Level 2 Inputs | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value held by Plan Trust	$ 1,175,683	$ 984,611